Investment Strategy - Defiance 2X Daily Long Pure Drone and Aerial Automation ETF	Jan. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Index by employing derivatives, namely swap agreements and/or listed options contracts. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

The Fund seeks to gain leveraged 2X exposure to the constituent securities in the Index primarily through swap agreements or listed options strategies (described below).

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

Index Overview

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s publicly-available financial information:

A.	Drone Manufacturing, Technology and Services Companies: To be eligible for inclusion, a company must derive greater than or equal to 50% of its revenue from one or more of the following business activities:

●	Drone & UAV Manufacturing: Companies engaged in the design, development, and production of Unmanned Aerial Vehicles (UAVs) and drones. This category covers the manufacturing of physical hardware, including airframes, propulsion systems, and integrated payloads for both defense and commercial sectors. It encompasses Military Drones (UCAVs) used for intelligence or kinetic operations, as well as Commercial Drones designed for industrial inspection, heavy-lift delivery, and precision agriculture.
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Drone Software & Avionics: Companies that develop the essential digital infrastructure and operating systems for drones and UAVs. This includes specialized software for flight control, navigation, sensor data processing, and fleet management. These technologies enable drones to perform complex tasks such as geospatial surveying, surveillance, and obstacle avoidance by managing the communication between the ground operator and the unmanned aircraft.

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Drone Services & Solutions: Companies that utilize drones to provide comprehensive operational services (“Drone-as-a-Service”). This theme focuses on the application of drone technology rather than the manufacturing of hardware. It includes companies delivering end-to-end solutions for aerial data acquisition, infrastructure inspection, remote monitoring, and logistics support across commercial, industrial, and defense markets.

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Autonomous Drone Technologies: Companies developing advanced artificial intelligence and automations specifically for drones and aerial vehicles. These innovations focus on removing the need for human pilots by enabling Beyond Visual Line of Sight (BVLOS) operations. Key technologies in this segment include AI-driven piloting systems, autonomous traffic management, and smart collision avoidance, allowing drones to fly safely and efficiently in shared airspace.

●	Electric & Urban Air Mobility (eVTOL): Companies that generate revenue from the design, development, manufacture, and commercialization of electric vertical take-off and landing (eVTOL) aircraft and related advanced air mobility solutions intended for passenger or cargo transportation. Companies in this subtheme may be involved in airframe and propulsion development, power systems, flight-control and autonomy software, certification/safety, manufacturing, and operational infrastructure.

B.	Market Capitalization: Companies with a market capitalization of at least $250 million.

C.	Trading History and Turnover: Companies whose securities have been traded on at least 90% of the eligible trading days in the last six months, and that have six-month average daily turnover greater or equal to $1 million.

D.	Free Float. Companies whose have a minimum free float equivalent to 10% of shares outstanding (measured at the time of initial inclusion in the Index).

E.	Major U.S. Stock Exchange: To be eligible for inclusion, a company’s shares must be listed in the Unites States on either the Nasdaq or New York Stock Exchange.

F.

Ordinary Shares and ADRs: The Index includes only ordinary shares and American Depositary Receipts (“ADRs”) of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends. ADRs generally represent securities of foreign issuers listed on a U.S. exchange.

The Index is constructed using a rules-based methodology that identifies companies that meet the eligibility criteria described above. All companies that meet the foregoing screens are included in the Index and weighted equally. The Index is expected to be comprised of between 10 and 20 constituents, however, the number of constituents will vary over time. As of market close September 30, 2025, the Index contained 12 constituents.

The Index is reconstituted and rebalanced annually (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). The newly reconstituted portfolio becomes effective at the close of the third Friday of September each year (the “Effective Day”). The annual security selection and portfolio creation process start on the close of the first Friday of September before the Effective Day (the “Selection Day”) and the list of securities to be included in the Index is based on data as of the Selection Day.

To the extent the Index is concentrated in a particular industry or industries, the Fund is expected to be concentrated in that industry or industries. It is expected that the Index will be concentrated in the Aerospace & Defense and the Electronic Equipment, Instruments & Components industry.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with either the Adviser or Defiance.

Each trading day, the Fund’s current portfolio holdings will be published on the Fund’s website at www.defianceetfs.com.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Index. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Index.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Index; b) the performance of the Index; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

To a lesser extent, the Fund may, from time to time, also utilize listed options to seek to achieve leveraged 2X exposure to some or all of the Index’s constituent securities, where the Adviser believes appropriate in seeking to achieve the Fund’s investment objective. In all cases, the Adviser will manage the Fund’s derivatives exposures (including swaps and any options positions) on a portfolio-wide basis, taking into account the Index’s composition (which is equal-weighted), the liquidity of available derivatives markets, and applicable risk and regulatory constraints, so that the Fund’s total leveraged exposure remains consistent with its intended approximately 2x daily exposure to the Index’s aggregate performance. When using options, the Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more of the Index’s constituent securities, offering immediate intrinsic value). A “strike price” is the predetermined price at which the holder of an option can buy (call) or sell (put) the underlying security. Additionally, the Fund may use other option strategies to produce similar exposure to the Index’s constituent securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying securities on which the Fund enters into one or more swap agreements or listed option contracts on, however, investors in the Fund will be subject to risks of loss related to declines in the performance of such underlying securities.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy of investing at least 80% of its net assets in securities or financial instruments designed to provide 2X the daily performance of the Index.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index’s performance is flat over time, and because of daily rebalancing, the volatility of the Index and the effects of compounding, the Fund may lose money over time while the Index’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.